PROPERTY, EQUIPMENT AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND DEPOSITS
Schedule of property, equipment and deposits, net

	December 31,	December 31,	December 31,
	2022	2021	2020
Rental vehicles	28,950,519	16,324,134	4,800,937
Furniture and fixtures	865,753	376,507	383,937
Leasehold improvements	868,243	564,795	433,296
Less: Accumulated depreciation	(11,356,857)	(3,638,874)	(1,921,293)
Total property and equipment, net	19,327,658	13,626,562	3,696,877
Vehicle deposits	95,226	6,735,549	3,947,834
Total property, equipment and deposits, net	19,422,884	20,362,111	7,644,711

Schedule of depreciation expenses recorded in the consolidated statement of operations

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	8,456,349	5,203,696	2,411,051
General and administrative expenses	561,974	247,162	303,258
Total depreciation	9,018,323	5,450,858	2,714,309